The Parent Company_Entity Information(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Entity Information Abstract [Abstract]
Issued Capital	₩ 2,090,558	$ 1,958,515	₩ 2,090,558